LAND USE RIGHTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
LAND USE RIGHTS
Cost of land use rights, gross	$ 3,329	$ 4,511
Less: accumulated amortization	(1,257)	(1,837)
Amortization expenses	0	155	765
Land use rights
LAND USE RIGHTS
Land use rights acquired	7,488	14,413
Prepayment for land use rights acquisition	7,713	7,694
Cost of land use rights, gross	15,201	22,107
Less: accumulated amortization	(427)	(619)
Net	14,774	21,488
Carrying value of land use rights pledged to secure the long-term bank loan of Vimicro Tianjin	2,107
Amortization expenses	245	265	248
Estimated amortization expense of land use rights acquired
2013	157
2014	157
2015	157
2016	157
2017 and thereafter	$ 157